DEPOSITS (Details) (USD $)	Sep. 30, 2014	Sep. 30, 2013
Amount, Demand deposits:
Non-interest-bearing checking	$ 189,641,864	$ 168,031,839
Interest-bearing checking	222,156,365	237,362,430
Savings accounts	43,640,231	39,845,424
Money market	203,973,873	206,926,830
Total demand deposits	659,412,333	652,166,523
Amount, certificates of deposit:
Traditional	273,348,932	313,216,661
Brokered	44,098,163
CDARS	44,793,676	45,428,415
Total certificates of deposit	362,240,771	358,645,076
Total deposits	1,021,653,104	1,010,811,599
Weighted Average Interest Rate, Demand deposits:
Interest-bearing checking (as a percent)	0.10%	0.10%
Savings accounts (as a percent)	0.13%	0.13%
Money market (as a percent)	0.29%	0.26%
Total demand deposits (as a percent)	0.13%	0.13%
Weighted Average Interest Rate, certificates of deposit:
Traditional (as a percent)	0.66%	0.84%
Brokered (as a percent)	0.39%
CDARS (as a percent)	0.31%	0.28%
Certificates of deposit (as a percent)	0.59%	0.77%
Total deposits (as a percent)	0.29%	0.35%
Certificates of deposit, additional disclosure
Certificates of deposit with a minimum principal amount of $100,000	216,000,000	184,700,000
Maximum [Member]
Weighted Average Interest Rate, certificates of deposit:
FDIC insurance	$ 50,000,000